Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Summary Of Significant Accounting Policies [Line Items]
Bank overdrafts	$ 2,222,614		$ 4,775,189	$ 4,275,239
Bad debt reserve account, description	The bad debt reserve account is continually replenished with a portion (typically 5% - 10%) of the office's weekly commission check being directed to fund this account.		The bad debt reserve account is continually replenished with a portion (typically 5% - 10%) of the office's weekly commission check being directed to fund this account.
Rent expense	359,344	536,907	1,895,590	2,025,548
Lease termination, paid	50,721		674,349
Defined benefit plan, contributions by employer	66,718	68,053	266,788	176,855
share-based compensation expense	133,189	101,501	369,351	225,991
Dilutive common shares	35,987,483	35,602,281	35,690,119	35,113,021
Incremental common shares attributable to call options and warrants	5,785,780	4,948,719	5,255,781	4,873,174
Anti-dilutive securities excluded from computation of earnings per share, amount	1,741,050	1,240,803	1,334,522	1,190,803
Lease termination liability			1,334,490
Furniture and fixtures [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	5 years		5 years
Furniture and fixtures [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	7 years		7 years
Computer software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years		3 years
Customer related intangibles [Member]
Summary Of Significant Accounting Policies [Line Items]
Acquired intangibles, useful life	5 years
Two customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Agent office bad debt reserve	$ 1,100,000		$ 1,100,000